Schedule of Investments (unaudited)
June 30, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Securities
Preferred Stocks — 98.8%
Aerospace & Defense — 4.5%
Boeing Co. (The), 6.00%(a)	9,002,791	$ 612,189,788
Automobiles — 1.1%
Ford Motor Co.
6.00%	2,512,422	52,233,254
6.50%, NVS	1,881,573	42,147,235
6.20%	2,351,937	49,343,638
		143,724,127
Banks — 24.6%
Associated Banc-Corp
6.63%	951,560	22,390,207
Series E, 5.88%, NVS(b)	317,204	6,537,574
Series F, 5.63%, NVS(b)	336,395	6,630,345
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	546,029	13,186,600
Banc of California, Inc., Series F, 7.75%, NVS(b)	1,627,997	39,234,728
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 5.24%, NVS(b)(c)	562,589	11,257,406
Series 4, (3-mo. CME Term SOFR + 1.012%), 5.34%, NVS(b)(c)(d)	385,821	8,353,025
Series 5, (3-mo. CME Term SOFR + 0.762%), 5.08%, NVS(b)(c)	771,777	15,605,331
Series E, (3-mo. CME Term SOFR + 0.612%), 4.94%, NVS(b)(c)	581,713	12,565,001
Series GG, 6.00%(b)	2,645,236	65,813,472
Series HH, 5.88%, NVS(b)	1,657,834	40,633,511
Series K*, 6.45%	2,057,201	51,738,605
Series KK, 5.38%, NVS(b)	2,773,255	60,512,424
Series L, 7.25%, NVS(a)(b)	152,658	185,174,154
Series LL, 5.00%, NVS(b)	2,550,387	51,798,360
Series NN, 4.38%, NVS(b)	2,095,693	37,638,646
Series PP, 4.13%, NVS(b)	1,825,368	30,994,749
Series QQ, 4.25%, NVS(b)	2,542,303	43,981,842
Series SS, 4.75%, NVS(b)	1,373,386	26,726,092
Bank of Hawaii Corp.
8.00%(b)	522,889	13,668,318
Series A, 4.38%, NVS(b)	587,374	9,321,625
Bank OZK, Series A, 4.63%, NVS(b)	1,134,596	18,323,725
Cadence Bank, Series A, 5.50%, NVS(b)	547,188	11,195,466
Citizens Financial Group, Inc.
7.38%, NVS(b)	1,268,783	32,912,231
Series E, 5.00%, NVS(b)	1,427,384	26,763,450
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(b)	372,856	8,430,274
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	475,818	8,293,508
Dime Community Bancshares, Inc., 5.50%, NVS(b)	420,244	8,026,660
Fifth Third Bancorp
Series A, 6.00%, NVS(b)(d)	634,339	15,312,943
Series I, (3-mo. CME Term SOFR + 3.972%), 8.30%, NVS(b)(c)	1,427,384	35,841,612
Series K, 4.95%, NVS(b)	792,950	15,589,397
First Busey Corp., Series B, 8.25%, Non-Voting Shares(b)	701,579	—
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,094,301	23,724,446
Series C, 5.63%, NVS(b)	634,339	14,577,110
Security	Shares	Value
Banks (continued)
First Horizon Corp.
Series E, 6.50%, NVS(b)	475,818	$ 11,300,678
Series F, 4.70%(b)	475,812	8,236,306
Flagstar Financial, Inc., Series A., 6.38%, NVS(b)(d)	1,633,522	33,666,888
Fulton Financial Corp., Series A, 5.13%, NVS(b)	633,794	11,471,671
Hancock Whitney Corp., 6.25%	547,188	12,738,537
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)	555,075	12,289,361
Series H, 4.50%, NVS(b)	1,585,995	27,850,072
Series J, 6.88%, NVS(b)	1,030,996	25,475,911
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	5,299,486	130,208,371
Series EE, 6.00%, NVS(b)	5,760,798	145,229,718
Series GG, 4.75%, NVS(b)	2,734,111	54,900,949
Series JJ, 4.55%, NVS(b)	4,629,301	88,465,942
Series LL, 4.63%, NVS(b)	5,708,116	111,593,668
Series MM, 4.20%, NVS(b)	6,180,960	110,700,994
KeyCorp
6.20%, NVS(b)	1,903,134	46,036,811
Series E, 6.13%, NVS(b)	1,585,996	38,698,302
Series F, 5.65%, NVS(b)	1,348,040	28,511,046
Series G, 5.63%, NVS(b)	1,427,384	30,374,732
M&T Bank Corp.
Series H, 5.63%, NVS(b)	792,960	20,212,550
Series J, 7.50%, NVS(b)	2,378,957	62,328,673
Midland States Bancorp, Inc., 7.75%, NVS(b)	364,733	8,071,541
New York Community Capital Trust V, 6.00%, NVS(a)	229,968	8,844,569
Old National Bancorp
Series A, 7.00%, NVS(b)	342,585	8,537,218
Series C, 7.00%, NVS(b)	388,577	9,628,938
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(b)	713,666	17,063,754
Popular Capital Trust II, 6.13%	320,420	7,917,578
Regions Financial Corp.
6.95%(b)	1,585,995	39,411,976
Series C, 5.70%, NVS(b)	1,585,995	37,857,701
Series E, 4.45%, NVS(b)	1,268,783	21,797,692
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%), 7.91%, NVS(b)(c)	634,339	15,972,656
Series E, 8.40%, NVS(b)	1,110,171	28,387,072
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)	951,560	20,220,650
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 5.08%, NVS(b)(c)(d)	547,189	11,053,218
Series O, 5.25%, NVS(b)	1,823,863	38,246,407
Series R, 4.75%, NVS(b)	2,934,038	55,629,361
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 5.54%, NVS(b)(c)	45,535	37,529,947
Series B*, (3-mo. CME Term SOFR + 0.862%), 5.12%, NVS(b)(c)	3,171,906	63,691,873
Series K, 5.50%, NVS(b)	1,823,864	40,380,349
Series L, 3.75%, NVS(b)	1,585,995	23,869,225
Series M, 4.00%, NVS(b)	2,378,957	38,324,997
Series O, 4.50%, NVS(b)	1,427,384	26,135,401
UMB Financial Corp.
7.00%(b)	372,867	9,306,760
7.75%, Non-Voting Shares(b)	967,406	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Valley National Bancorp
Series A, (3-mo. CME Term SOFR + 4.112%), 8.40%, NVS(b)(c)	364,733	$ 8,910,427
Series B, 8.43%, NVS(b)(c)	324,153	7,919,058
Series C, 8.25%(b)	475,818	11,719,397
WaFd, Inc., Series A, 4.88%, NVS(b)	950,729	14,679,256
Webster Financial Corp.
Series F, 5.25%, NVS(b)	475,818	9,069,091
Series G, 6.50%(b)	428,207	9,921,556
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	3,193,680	60,136,994
Series CC, 4.38%, NVS(b)	2,782,978	48,869,094
Series DD, 4.25%, NVS(b)	3,332,270	57,481,658
Series L, 7.50%, NVS(a)(b)	275,592	323,580,835
Series Y, 5.63%, NVS(b)(d)	1,815,987	42,112,739
Series Z, 4.75%, NVS(b)	5,519,249	105,086,501
WesBanco, Inc., Series A, 6.75%, NVS(b)	475,818	12,014,405
Western Alliance Bancorp, Series A, 4.25%, NVS(b)	951,560	20,763,039
Wintrust Financial Corp.
Series D, 6.50%, NVS(b)	396,474	10,054,581
Series E, 6.88%, NVS(b)	911,933	23,144,860
Series F, 7.88%(b)	1,348,500	34,521,600
		3,350,907,991
Broadline Retail — 0.3%
Dillard’s Capital Trust I, 7.50%(d)	621,051	15,936,168
QVC Group, Inc., 8.00%	1,030,754	7,081,280
QVC, Inc.
6.25%	1,566,473	15,508,083
6.38%	713,683	7,179,651
		45,705,182
Capital Markets — 12.8%
Affiliated Managers Group, Inc.
4.20%	634,342	9,578,564
4.75%	872,291	14,767,887
5.88%	935,093	19,010,441
6.75%	1,400,399	32,573,281
Ares Management Corp., Series B, 6.75%, NVS(a)	2,344,644	124,266,132
B Riley Financial, Inc.
6.50%	554,229	6,817,017
6.00%	697,187	4,231,925
5.50%(d)	317,428	5,910,509
5.25%(d)	1,232,871	7,594,485
5.00%(d)	691,338	7,798,293
Bank of New York Mellon Corp. (The), Series K, 6.15%, NVS(b)	1,557,692	39,939,223
Brookfield Finance I UK PLC, 4.50%(b)	711,118	10,552,991
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,246,945	19,153,075
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(b)	570,945	13,126,026
Series B, 6.55%, NVS(b)	734,734	16,031,896
Carlyle Finance LLC, 4.63%, NVS	1,553,526	26,021,560
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(b)	2,340,293	57,711,625
Series J, 4.45%, NVS(b)	1,867,936	35,378,708
CION Investment Corp., 7.50%	475,830	11,695,901
Crescent Capital BDC, Inc., 5.00%	354,002	8,694,289
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	665,700	13,933,101
Series I, 7.15%, NVS(b)	1,000,107	20,522,196
Series J, 7.13%, NVS(b)	902,760	18,569,773
Security	Shares	Value
Capital Markets (continued)
Gladstone Investment Corp.
5.00%, NVS	405,826	$ 10,109,126
4.88%	426,748	9,781,064
7.88%	401,222	10,110,794
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 5.31%, NVS(b)(c)(d)	2,338,838	49,489,812
Series C, (3-mo. CME Term SOFR + 1.012%), 5.31%, NVS(b)(c)(d)	634,339	13,498,734
Series D, (3-mo. CME Term SOFR + 0.932%), 5.23%, NVS(b)(c)	4,224,781	87,664,206
KKR & Co., Inc.
Series D, 6.25%(a)	4,047,348	216,937,853
Series T, 6.88%	1,823,544	—
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,553,854	26,788,443
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 5.22%(b)(c)	3,484,588	74,326,262
Series E, 7.13%, NVS(b)(c)	2,724,967	68,750,917
Series F, 6.88%, NVS(b)(c)	2,684,606	67,464,149
Series I, 6.38%, NVS(b)(c)	3,167,582	78,556,034
Series K, 5.85%, NVS(b)(c)	3,165,319	74,068,465
Series L, 4.88%, NVS(b)	1,544,405	30,548,331
Series O, 4.25%, NVS(b)	4,113,778	70,839,257
Series P, 6.50%, NVS(b)	3,168,606	81,528,232
Series Q, 6.63%, NVS(b)	3,169,366	81,928,111
New Mountain Finance Corp., 8.25%	352,154	8,965,841
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,241,970	24,292,933
Prospect Capital Corp., Series A, 5.35%(b)(d)	416,403	6,454,247
Saratoga Investment Corp., Series 2027, 6.00%(d)	324,281	7,876,785
State Street Corp., Series G, 5.35%, NVS(b)(c)	1,556,354	33,804,009
Stifel Financial Corp.
5.20%	695,196	15,294,312
Series B, 6.25%, NVS(b)	507,471	11,971,241
Series C, 6.13%, NVS(b)	695,618	15,734,879
Series D, 4.50%, NVS(b)	937,782	15,876,649
Trinity Capital, Inc.
7.88%, NVS	370,122	9,297,465
7.88%	365,115	9,204,549
		1,735,041,598
Chemicals — 0.9%
Albemarle Corp., 7.25%, NVS(a)	3,601,090	115,594,989
EIDP, Inc., Series B, 4.50%, NVS(b)	132,697	9,252,962
		124,847,951
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,330,445	24,799,495
Consumer Finance — 3.3%
Atlanticus Holdings Corp.
6.13%(d)	470,065	11,290,961
9.25%, NVS	513,860	12,846,500
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	4,697,115	88,775,473
Series J, 4.80%, NVS(b)	3,914,236	69,555,974
Series K, 4.63%, NVS(b)	396,474	6,934,330
Series L, 4.38%, NVS(b)	2,113,683	34,600,991
Series N, 4.25%, NVS(b)	1,348,040	22,040,454
Navient Corp., 6.00%	939,423	17,144,470
Shift4 Payments, Inc., 6.00%, Non-Voting Shares	781,623	90,042,970
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%),6.28%(b)(c)(d)	197,324	14,264,552

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial
Series A, 5.63%, NVS(b)	2,348,350	$ 43,209,640
Series B, 8.25%, NVS(b)	1,570,255	39,005,134
		449,711,449
Diversified REITs — 0.4%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	536,859	11,596,154
CTO Realty Growth, Inc., Series A, 6.38%, NVS(b)	368,935	7,426,662
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	532,288	11,646,462
Series B, 6.88%(b)	367,648	7,694,873
Series D, 7.50%, NVS(b)	629,134	14,532,995
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)	156,917	7,266,826
		60,163,972
Diversified Telecommunication Services — 2.7%
AT&T Inc.
5.35%	4,141,263	91,936,039
Series A, 5.00%, NVS(b)	3,757,692	75,717,494
Series C, 4.75%, NVS(b)	5,479,936	104,666,777
Qwest Corp.
6.75%	2,066,764	37,553,102
6.50%, NVS	3,060,916	55,096,488
		364,969,900
Electric Utilities — 8.7%
BIP Bermuda Holdings I Ltd., 5.13%(b)	935,819	15,225,775
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(b)	1,096,019	17,262,299
4.88%(b)	824,680	13,335,076
7.25%(b)	475,821	11,043,806
Brookfield Infrastructure Finance ULC
5.00%	774,636	12,285,727
7.25%	488,784	10,929,210
Duke Energy Corp.
5.63%	1,560,035	36,770,025
Series A, 5.75%, NVS(b)	3,125,841	76,020,453
Entergy Arkansas LLC, 4.88%	1,280,135	25,858,727
Entergy Louisiana LLC, 4.88%	856,433	17,154,353
Entergy Mississippi LLC, 4.90%	807,610	16,200,657
Georgia Power Co., Series 2017, 5.00%	856,433	17,591,134
NextEra Energy Capital Holdings, Inc.
Series N, 5.65%	2,146,751	47,464,665
Series U, 6.50%	2,734,475	68,334,530
NextEra Energy, Inc.
6.93%(a)	3,128,082	124,309,979
7.30%(a)	3,128,592	147,325,397
7.23%(a)	2,345,512	103,788,906
Pacific Gas & Electric Co., Series A, 6.00%(b)	333,999	7,321,258
PG&E Corp., Series A, 6.00%, NVS(a)	2,521,227	94,798,135
SCE Trust II, 5.10%, NVS(b)	684,749	11,134,019
SCE Trust IV, Series J, 5.38%, NVS(b)	1,011,239	22,793,327
SCE Trust V, Series K, 5.45%, NVS(b)	932,752	21,266,746
SCE Trust VI, 5.00%, NVS(b)	1,506,651	24,106,416
SCE Trust VII, Series M, 7.50%(b)	1,716,206	38,134,097
SCE Trust VIII, Series N, 6.95%, NVS(b)	1,110,171	23,779,863
Southern Co. (The)
5.25%	1,402,740	29,892,389
6.50%	1,763,977	45,298,929
Series 2020, 4.95%	3,124,563	61,866,347
Series C, 4.20%	2,340,749	41,126,960
		1,182,419,205
Security	Shares	Value
Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises, Inc.
6.50%	328,649	$ 5,189,368
8.13%	345,706	6,741,267
Series A, 7.75%, NVS(b)	621,470	6,183,626
		18,114,261
Financial Services — 5.5%
Apollo Global Management, Inc.
6.75%(a)	2,248,826	168,324,626
7.63%	1,873,728	48,773,140
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%),10.91%, NVS(c)	7,124,126	209,591,787
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	366,406	6,129,972
Series B, 7.88%, NVS(b)	595,149	11,057,868
Series C, 7.88%, NVS(b)	625,458	11,789,883
Corebridge Financial, Inc., 6.38%	1,872,877	43,076,171
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	2,495,127	50,975,445
Series C, 4.30%(b)	930,089	15,858,018
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)	317,206	6,832,617
Series F, 5.25%, NVS(b)	380,603	7,490,267
Series G, 4.88%, NVS(b)	396,474	7,235,651
Jackson Financial, Inc., 8.00%(b)	1,714,427	43,409,292
Merchants Bancorp
8.25%, NVS(b)	451,974	11,208,955
7.63%, NVS(b)	714,355	16,430,165
Series C, 6.00%, NVS(b)	613,878	11,909,233
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	792,959	18,920,002
NewtekOne, Inc., 5.50%	364,733	9,056,320
TPG Operating Group II LP, 6.95%, NVS	1,244,539	31,399,719
Voya Financial, Inc., Series B, 5.35%, NVS(b)	951,560	22,647,128
		752,116,259
Food Products — 1.3%
CHS, Inc.
8.00%, NVS(b)	960,718	26,467,781
Series 1, 7.88%, NVS(b)(d)	1,679,940	43,527,245
Series 2, 7.10%, NVS(b)(c)	1,315,184	32,287,767
Series 3, 6.75%, NVS(b)(c)	1,542,282	36,706,312
Series 4, 7.50%(b)	1,620,521	40,901,950
		179,891,055
Gas Utilities — 0.2%
Entergy New Orleans LLC, 5.50%	356,597	7,713,193
Spire, Inc., Series A, 5.90%, NVS(b)	792,959	18,705,903
		26,419,096
Health Care Providers & Services — 0.4%
BrightSpring Health Services, Inc., 6.75%, NVS(a)	634,348	52,365,427
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	792,951	13,115,410
5.63%	1,095,951	17,151,633
		30,267,043
Hotel & Resort REITs — 0.8%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)	249,315	3,285,972
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	377,250	7,469,550
DiamondRock Hospitality Co., 8.25%, NVS(b)	374,104	9,154,325
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)	344,446	6,048,472

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust
Series F, 6.30%, NVS(b)	471,531	$ 8,275,369
Series G, 6.38%, NVS(b)	723,046	12,689,457
Series H, 5.70%, NVS(b)	634,342	10,384,178
RLJ Lodging Trust, Series A, 1.95%(a)(b)	1,009,727	23,890,141
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	503,063	8,874,031
Series F, 5.88%, NVS(b)	317,210	5,633,650
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	362,703	7,297,584
Series I, 5.70%, NVS(b)	315,687	5,884,406
		108,887,135
Hotels, Restaurants & Leisure — 0.0%
FAT Brands, Inc., Series B, 8.25%, NVS(b)	681,462	1,669,582
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	647,650	11,223,774
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(c)	652,424	15,201,479
Series D, (30-yr. CMT + 0.940%), 2.13%(c)(d)	813,502	19,035,947
		45,461,200
Insurance — 11.1%
AEGON Funding Co. LLC, 5.10%, NVS	2,889,664	56,406,241
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 7.72%, NVS(c)(d)	1,560,500	40,276,505
Series H, 5.10%, NVS(b)	3,594,539	74,047,503
Series I, 4.75%, NVS(b)	951,560	18,136,734
Series J, 7.38%(b)	1,873,787	48,887,103
American Financial Group, Inc.
5.88%	396,474	8,452,826
4.50%	634,339	10,771,076
5.63%	475,818	9,825,642
5.13%	634,339	12,052,441
American National Group, Inc.
7.38%, NVS(b)	951,560	24,807,169
Series B, 6.63%, NVS(b)	951,560	23,884,156
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)	1,046,698	21,467,776
Series G, 4.55%(b)	1,557,700	26,122,629
Argo Group International Holdings, Inc., 7.00%, NVS(b)	464,218	11,628,661
Argo Group U.S., Inc., 6.50%	465,952	9,384,273
Aspen Insurance Holdings Ltd.
5.63%, NVS(b)	722,796	14,202,941
5.63%, NVS(b)	843,119	16,912,967
7.00%, NVS(b)	702,326	16,645,126
Assurant, Inc., 5.25%	776,096	16,647,259
Athene Holding Ltd.
7.25%, NVS	1,795,173	44,699,808
Series A, 6.35%, NVS(b)	2,704,396	65,365,251
Series B, 5.63%, NVS(b)	1,094,301	21,842,248
Series D, 4.88%(b)	1,794,922	30,693,166
Series E, 7.75%, NVS(b)	1,566,150	40,077,779
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,712,279	33,971,615
Brighthouse Financial, Inc.
6.25%	1,189,439	22,694,496
Series A, 6.60%, NVS(b)	1,348,040	24,790,456
Series B, 6.75%, NVS(b)	1,276,669	24,665,245
Series C, 5.38%(b)	1,791,713	26,499,435
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.
Series D, 4.63%, NVS(b)	1,086,125	$ 14,445,463
CNO Financial Group, Inc., 5.13%	461,897	7,958,485
Enstar Group Ltd.
Series D, 7.00%, NVS(b)	1,268,783	25,515,226
Series E, 7.00%, NVS(b)	344,803	7,068,462
F&G Annuities & Life, Inc.
7.95%, NVS	1,075,228	27,719,378
7.30%	1,168,593	28,466,925
Globe Life, Inc., 4.25%, NVS	1,009,249	16,248,909
Hartford Insurance Group, Inc. (The), Series G, 6.00%, NVS(b)	1,077,080	26,722,355
Kemper Corp., 5.88%	463,887	11,133,288
Lincoln National Corp., Series D, 9.00%(b)	1,560,603	41,527,646
Maiden Holdings Ltd., 6.63%	356,536	5,308,821
Maiden Holdings North America Ltd., 7.75%	483,715	7,957,112
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 5.58%, NVS(b)(c)	1,873,020	43,416,604
Series E, 5.63%, NVS(b)(d)	2,514,992	59,328,661
Series F, 4.75%, NVS(b)	3,124,445	60,895,433
Prudential Financial, Inc.
5.95%(d)	934,005	23,284,745
5.63%	1,763,446	41,458,615
4.13%, NVS	1,558,093	26,721,295
Reinsurance Group of America, Inc.
7.13%	2,186,833	55,633,032
5.75%, NVS(d)	1,247,035	30,614,709
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	780,186	16,539,943
Series G, 4.20%, NVS(b)	1,585,995	24,662,222
Selective Insurance Group, Inc., Series B, 4.60%(b)	624,917	10,411,117
SiriusPoint Ltd., Series B, 8.00%, NVS(b)	619,741	15,654,658
Unum Group, 6.25%	933,565	21,350,632
W R Berkley Corp.
5.70%	586,815	13,297,228
5.10%	951,560	19,459,402
4.13%	930,886	14,801,087
4.25%	778,512	12,689,746
		1,506,149,726
Leisure Products — 0.2%
Brunswick Corp.
6.50%	586,815	14,312,418
6.38%	720,206	17,400,177
		31,712,595
Machinery — 0.3%
Chart Industries, Inc., Series B, 6.75%, NVS(a)	630,228	38,065,771
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	353,325	9,062,786
Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(b)	580,701	14,488,490
Mortgage Real Estate Investment Trusts (REITs) — 5.9%
ACRES Commercial Realty Corp.
Series C, (3-mo. CME Term SOFR + 5.927%), 10.22%(b)(c)	374,350	9,287,624
Series D, 7.88%, NVS(b)	348,874	7,703,138
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 9.63%, NVS(b)(c)	1,014,503	25,839,391

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.
Series D, (3-mo. CME Term SOFR + 4.594%), 8.85%, NVS(b)(c)	745,436	$ 18,524,085
Series E, (3-mo. CME Term SOFR + 5.255%), 9.51%, NVS(b)(c)	1,255,091	31,879,311
Series F, (3-mo. CME Term SOFR + 4.959%), 9.22%, NVS(b)(c)	1,795,173	45,076,794
Series G, 7.75%, NVS(b)	475,818	11,824,077
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 9.55%, NVS(b)(c)	2,249,216	56,657,751
Series G, (3-mo. CME Term SOFR + 4.434%), 8.73%, NVS(b)(c)	1,325,459	32,805,110
Series I, (3-mo. CME Term SOFR + 5.251%), 9.54%, NVS(b)(c)	1,380,310	34,770,009
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	716,108	12,238,286
Series E, 6.25%, NVS(b)	446,768	7,648,668
Series F, 6.25%, NVS(b)(d)	899,441	18,267,647
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	532,320	10,859,328
Chimera Investment Corp.
Series A, 8.00%, NVS(b)	459,948	10,233,843
Series B, (3-mo. CME Term SOFR + 6.053%), 10.35%, NVS(b)(c)	1,014,332	24,769,987
Series C, 7.75%, NVS(b)	824,693	18,613,321
Series D, (3-mo. CME Term SOFR + 5.600%), 9.90%, NVS(b)(c)(d)	623,788	15,020,815
Dynex Capital, Inc., Series C, (3-mo. CME Term SOFR + 5.723%),9.98%, NVS(b)(c)	343,840	8,771,358
Ellington Financial, Inc.
10.05%, NVS(b)(c)	364,733	8,979,726
Series B, 6.25%, NVS(b)	382,214	8,523,372
Series C, 8.63%(b)	317,210	7,705,031
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)	807,115	16,319,865
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(b)	643,672	11,444,488
Invesco Mortgage Capital, Inc., Series C, 7.50%, NVS(b)	559,454	12,996,116
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	1,023,729	20,679,326
MFA Financial, Inc.
8.88%, NVS	364,825	9,065,901
Series B, 7.50%, NVS(b)	626,057	12,658,873
Series C, (3-mo. CME Term SOFR + 5.607%), 9.90%, NVS(b)(c)	857,301	20,163,720
New York Mortgage Trust, Inc.
Series D, 8.00%, NVS(b)	475,528	9,919,514
Series E, 11.28%, NVS(b)(c)	570,508	14,005,971
Series F, 6.88%, NVS(b)	455,188	9,627,226
PennyMac Mortgage Investment Trust
9.00%, NVS	547,192	13,707,160
9.00%	328,825	—
Series A, 8.13%, NVS(b)(c)	364,733	8,563,931
Series B, 8.00%, NVS(b)(c)(d)	607,919	14,036,850
Series C, 6.75%, NVS(b)	775,586	14,464,679
Ready Capital Corp.
5.75%	418,167	10,261,818
9.00%	412,345	9,434,454
Series E, 6.50%, NVS(b)	354,605	5,283,615
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp.
Series A, (3-mo. CME Term SOFR + 6.064%), 10.36%, NVS(b)(c)	333,846	$ 8,462,996
Series B, (3-mo. CME Term SOFR + 5.902%), 10.19%(b)(c)	876,152	22,079,030
Series C, (3-mo. CME Term SOFR + 5.231%), 9.56%, NVS(b)(c)	1,241,899	30,426,526
Series D, 7.00%, NVS(b)	1,453,215	34,789,967
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)	629,218	10,759,628
Two Harbors Investment Corp.
9.38%	364,771	9,338,138
Series A, 8.13%, NVS(b)	400,460	9,198,566
Series B, 7.63%, NVS(b)	805,605	18,013,328
Series C, (3-mo. CME Term SOFR + 5.273%), 9.56%, NVS(b)(c)	766,129	18,042,338
		799,742,696
Multi-Utilities — 1.8%
Algonquin Power & Utilities Corp., Series 19-A, 8.86%, NVS(c)	1,090,578	27,438,943
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	625,037	10,456,869
Series 14, 5.00%, NVS(b)	624,778	9,846,501
CMS Energy Corp.
5.88%	1,970,250	43,739,550
5.88%, NVS	888,163	19,566,231
5.63%	634,339	13,562,168
Series C, 4.20%, NVS(b)	729,553	12,519,129
DTE Energy Co.
4.38%	868,834	14,804,931
Series E, 5.25%	1,248,683	26,222,343
Series G, 4.38%	729,553	12,562,903
Sempra, 5.75%	2,365,465	48,610,306
		239,329,874
Office REITs — 0.8%
City Office REIT, Inc., Series A, 6.63%, NVS(b)	356,173	6,924,003
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)	1,330,863	19,776,624
Office Properties Income Trust, 6.38%	525,633	3,232,643
SL Green Realty Corp., Series I, 6.50%, NVS(b)	729,563	15,911,769
Vornado Realty Trust
Series L, 5.40%, NVS(b)	946,844	16,181,564
Series M, 5.25%, NVS(b)	1,004,390	16,622,655
Series N, 5.25%, NVS(b)	939,423	15,509,874
Series O, 4.45%, NVS(b)	951,548	13,702,291
		107,861,423
Oil, Gas & Consumable Fuels — 0.5%
El Paso Energy Capital Trust I, 4.75%(a)	331,287	16,170,118
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%),11.77%, NVS(b)(c)	1,148,021	25,199,061
Seapeak LLC
9.00%, NVS(b)	363,922	9,108,968
Series B, 8.50%, NVS(b)	494,675	12,297,621
		62,775,768
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	907,442	11,796,746
Series A-1, 6.50%, NVS(b)	583,599	8,806,509

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Brookfield Property Partners LP
Series A2, 6.38%, NVS(b)	792,957	$ 12,005,369
Brookfield Property Preferred LP, 6.25%	2,107,665	31,383,132
		63,991,756
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(b)	372,878	8,512,804
Series H, 6.25%, NVS(b)(d)	364,733	8,574,873
UMH Properties, Inc., Series D, 6.38%, NVS(b)	1,007,729	21,958,415
		39,046,092
Retail REITs — 0.5%
Agree Realty Corp., Series A, 4.25%, NVS(b)	547,984	9,299,289
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)	469,674	9,412,267
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	696,928	13,694,635
Series M, 5.25%, NVS(b)	822,517	16,409,214
Regency Centers Corp.
Series A, 6.25%, NVS(b)	364,733	8,651,467
Series B, 5.88%, NVS(b)	364,733	8,191,903
Saul Centers, Inc., Series E, 6.00%, NVS(b)	344,446	7,209,255
		72,868,030
Semiconductors & Semiconductor Equipment — 1.1%
Microchip Technology, Inc., 7.50%(a)	2,325,107	154,945,130
Software — 1.4%
MicroStrategy, Inc.
8.00%, NVS(a)(b)(d)	901,440	109,083,254
10.00%, NVS(b)(d)	761,755	86,192,578
Series A, 10.00%, Non-Voting Shares(b)	806,122	—
Soluna Holdings, Inc., Series A, 9.00%, NVS(b)(d)	452,263	1,166,839
		196,442,671
Specialized REITs — 2.5%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(d)	634,342	13,359,243
Series K, 5.85%, NVS(b)(d)	648,823	14,890,488
Series L, 5.20%, NVS(b)	1,073,861	21,455,743
EPR Properties
Series C, 5.75%, NVS(a)(b)	415,440	10,406,772
Series E, 9.00%, NVS(a)(b)	273,283	8,520,964
Series G, 5.75%, NVS(b)	475,818	9,916,047
Gladstone Land Corp., Series B, 6.00%(b)	462,766	8,945,267
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)	693,757	15,505,469
Public Storage
Series F, 5.15%, NVS(b)	870,482	17,705,604
Series G, 5.05%, NVS(b)(d)	935,075	18,720,201
Series H, 5.60%(b)	888,688	19,924,385
Series I, 4.88%, NVS(b)	985,790	18,848,305
Series J, 4.70%, NVS(b)	806,079	14,847,975
Series K, 4.75%, NVS(b)	729,553	13,803,143
Series L, 4.63%, NVS(b)	1,760,436	32,145,561
Series M, 4.13%, NVS(b)	729,553	12,095,989
Series N, 3.88%, NVS(b)	896,051	13,709,580
Series O, 3.90%, NVS(b)(d)	539,212	8,309,257
Series P, 4.00%, NVS(b)	1,880,237	29,632,535
Series Q, 3.95%, NVS(b)	455,965	7,158,650
Series R, 4.00%, NVS(b)	1,354,105	21,300,072
Series S, 4.10%, NVS(b)	792,950	12,861,649
		344,062,899
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co., 7.63%(a)	2,348,520	$ 138,280,858
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	475,818	7,636,879
Trading Companies & Distributors — 0.9%
FTAI Aviation Ltd., Series C, 8.25%, NVS(b)(d)	333,080	8,366,970
QXO, Inc., 5.50%, Non-Voting Shares	900,314	55,810,465
Triton International Ltd.
8.00%, NVS(b)	455,965	11,120,986
7.38%, NVS(b)	555,074	13,321,776
6.88%, NVS(b)(d)	475,818	10,582,192
7.63%(b)	464,100	11,068,785
Series E, 5.75%, NVS(b)	555,074	10,518,652
		120,789,826
Transportation Infrastructure — 0.2%
Atlas Corp.
Series D, 7.95%(b)	403,911	10,235,105
Series H, 7.88%, NVS(b)(d)	715,683	18,285,700
		28,520,805
Wireless Telecommunication Services — 1.2%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,332,180	25,697,752
Series VV, 6.00%, NVS(b)	2,160,677	38,243,983
United States Cellular Corp.
6.25%(d)	1,565,699	36,997,467
5.50%	1,565,699	32,128,143
5.50%	1,565,699	32,112,487
		165,179,832
Total Long-Term Investments — 98.8% (Cost: $15,528,966,753)		13,450,625,623
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(e)(f)(g)	83,102,639	83,135,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	237,267,103	237,267,103
Total Short-Term Securities — 2.4% (Cost: $320,385,759)		320,402,983
Total Investments — 101.2% (Cost: $15,849,352,512)		13,771,028,606
Liabilities in Excess of Other Assets — (1.2)%		(157,542,668)
Net Assets — 100.0%		$ 13,613,485,938

(a)	Convertible security.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,850,184	$ 42,289,634 (a)	$ —	$ (3,426)	$ (512)	$ 83,135,880	83,102,639	$ 624,640 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	168,468,346	68,798,757 (a)	—	—	—	237,267,103	237,267,103	933,562	—
				$ (3,426)	$ (512)	$ 320,402,983		$ 1,558,202	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$ 13,450,625,623	$ —	$ —	$ 13,450,625,623
Short-Term Securities
Money Market Funds	320,402,983	—	—	320,402,983
	$ 13,771,028,606	$ —	$ —	$ 13,771,028,606

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Preferred and Income Securities ETF

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate